RISK MANAGEMENT - Narrative (Details)		12 Months Ended
	Jun. 28, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of credit risk exposure [line items]
Derivative assets		$ 146,000,000	$ 7,000,000
Reinsurance assets		169,000,000	190,000,000			$ 197,000,000
Corporate borrowings		693,000,000	0
Repurchase agreements and cash collateral on securities lent		$ 0	$ 0	$ 150,000,000	$ 150,000,000
Repurchase agreements outstanding				$ 0	$ 0
Longevity reinsurance contracts percent		71.00%	54.00%	71.00%	54.00%
Revolving credit facility with Brookfield
Disclosure of credit risk exposure [line items]
Term of credit facility provided	3 years
Credit facility provided	$ 200,000,000	$ 200,000,000
Corporate borrowings		0	$ 0
Revolving credit facility
Disclosure of credit risk exposure [line items]
Credit facility provided	$ 150,000,000
Corporate borrowings		656,000,000	0
Bilateral revolving credit facilities backed by global banks
Disclosure of credit risk exposure [line items]
Credit facility provided		150,000,000
Corporate borrowings		37,000,000
Credit risk
Disclosure of credit risk exposure [line items]
Derivative assets		146,000,000	7,000,000
Credit risk | NER Ltd. and NER SPC
Disclosure of credit risk exposure [line items]
Reinsurance assets		6,253,000,000	0
Credit risk | BAC
Disclosure of credit risk exposure [line items]
Reinsurance assets		$ 169,000,000	190,000,000
Currency risk
Disclosure of credit risk exposure [line items]
Percentage of currency fluctuation		1.00%
Net income impact due to change in value of foreign currency		$ 1,000,000	0
Other comprehensive income due to change in value of foreign currency		$ 1,000,000	$ 0